Corporate information and main business (Tables)	12 Months Ended
Dec. 31, 2025
Corporate Information And Main Business
Schedule of energy

Technology	Natural Gas USD/MWh	Fuel Oil USD/MWh	Gas Oil USD/MWh	Biofuels USD/MWh	Coal USD/MWh
GT	6.4	-	8.6	8.7	-
ST	3.4	6.0	-	8.7	10.4
Engines	8.1	15.4	10.5	8.7	-